Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS - OPERATING ACTIVITIES:
NET LOSS	$ (6,772)	$ (9,648)	$ (11,092)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation (Note 7)	228	120	239
Impairment and closure net loss on Rotem 1 project			235
Non-cash interest and exchange rate differences, net	(101)	(94)	(560)
Fair value adjustment of warrants’ liability	(4,109)
Warrants issuance costs	473
Loss from write-down of production line			704
Share-based compensation (Note 11C)	1,385	1,781	1,470
Other	237	(35)	30
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses and receivables	141	456	(610)
Decrease (increase) in inventory	(961)	295	(892)
Increase (decrease) in trade payables	(206)	81	(169)
Increase (decrease) in other payables and deferred revenue	178	122	(1,049)
Net cash used in operating activities	(9,507)	(6,922)	(11,694)
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(37)	(33)	(39)
Sale of equipment		43
Investment in joint venture and loan thereto	(78)
Installation of a production facility, less participation by the Israeli Innovation Authority (Note 7)	(306)	(2,621)	(1,426)
Restricted deposit withdrawn (funded)	(1)		94
Other		2	(33)
Net cash used in investing activities	(422)	(2,609)	(1,404)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares, warrants and prefunded warrants	8,699	6,434	7,471
Proceeds from issuance of warrants’ liability	3,176
Fund raising and issuance costs	(939)	(176)	(297)
Exercise of options and warrants	3	104
Loan received from EIB			4,031
Repayment of bank loan			(5)
Net cash provided by financing activities	10,939	6,362	11,200
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS	1,010	(3,169)	(1,898)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITTS	(97)	(156)	113
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - BEGINNING OF YEAR	3,217	6,542	8,327
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSITS - END OF YEAR	4,130	3,217	6,542
Investing and financing activities not involving cash flows
Recognition of operating lease liability and right-of-use asset	22	199	2,266
Borrowing costs capitalized	53	175	20
Reclassification of share options and warrants from liabilities to equity	706	516	74
Supplier’s credit for the acquisition of equipment	161
Conversion of unpaid salary to Ordinary Shares and warrants		228
Change in terms of warrants		92
Reclassification of warrants from equity to liabilities	1,649
Cash paid during the year for -
Interest (net of amounts capitalized)	183	113
C. Reconciliation of cash and cash equivalents, and restricted DEPOSITS reported in the statement of financial position
Cash and cash equivalents	4,101	3,183	6,508
Restricted bank deposits	29	34	34
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 4,130	$ 3,217	$ 6,542